LEASES - Narrative (FY) (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease assets		$ 3,031,000		$ 340,000	$ 750,000
Lease liabilities		3,144,000		324,000	781,000
Equity adjustment		(8,025,000)	$ (5,615,000)	$ (8,674,000)	(3,628,000)		$ 4,459,000
Term of contract	98 months			98 months
Gain on termination of lease				$ 14,000
Lease expense				725,000	846,000
Rent expense, other				486,000	515,000
Operating lease cost		160,000	$ 133,000	486,000	$ 515,000
Lease standard adoption
Lessee, Lease, Description [Line Items]
Equity adjustment							(31,000)
Accounting Standards Update 2016-02
Lessee, Lease, Description [Line Items]
Operating lease assets						$ 1,100,000
Lease liabilities						$ 1,100,000
Accounting Standards Update 2016-02 | Lease standard adoption
Lessee, Lease, Description [Line Items]
Equity adjustment							$ (31,000)
Minimum
Lessee, Lease, Description [Line Items]
Monthly rent expense	$ 38,000			38,000
Minimum | Boca Raton, Florida, Seattle, Washington And Ontario, Canada
Lessee, Lease, Description [Line Items]
Monthly rent expense		4,000		4,000
Maximum
Lessee, Lease, Description [Line Items]
Monthly rent expense	$ 48,000			48,000
Maximum | Boca Raton, Florida, Seattle, Washington And Ontario, Canada
Lessee, Lease, Description [Line Items]
Monthly rent expense		$ 48,000		$ 7,000